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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment No.: ___________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ Donald W. Hughes,              Baltimore, Maryland,        March 9, 2011
-----------------------------   -------------------------   -------------------

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       85
Form 13F Information Table Value Total: $124,395 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

             Column 1                Column 2     Column 3 Column 4       Column 5       Column 6  Column 7         Column 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ------------------------
                                                             Value    Shrs or  Sh/ Put/ Investment   Other       Voting Authority
          Name of Issuer          Title of Class   CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers     Sole    Shared Other
--------------------------------- -------------- --------- -------- ---------- -------- ---------- -------- ----------- ------ -----
Allied Nevada Gold Corp.          COM            019344100      513     19,500    SH    Defined      N/A         19,500
Twin Disc Inc.                    COM            901476101      508     17,000    SH    Defined      N/A         17,000
Rovi Corporation                  COM            779376102      434      7,000    SH    Defined      N/A          7,000
Arbitron Inc.                     COM            03875Q108      401      9,650    SH    Defined      N/A          9,650
General Cable Corp.               COM            369300108      397     11,300    SH    Defined      N/A         11,300
Connecticut Water Service Inc.    COM            207797101      365     13,100    SH    Defined      N/A         13,100
Eldorado Gold Corp                COM            284902103      329     17,700    SH    Defined      N/A         17,700
Digital River Inc.                COM            25388B104      327      9,500    SH    Defined      N/A          9,500
US Gold Corporation               COM PAR $      912023207      297     36,800    SH    Defined      N/A         36,800
ADTRAN Inc.                       COM            00738A106      297      8,200    SH    Defined      N/A          8,200
ProShares Trust - Short 20 Plus
Years Treasury Fund               SHRT 20+YR     74347X849      296      6,700    SH    Defined      N/A          6,700
Deltic Timber Corp.               COM            247850100      293      5,200    SH    Defined      N/A          5,200
NetLogic Microsystems Inc.        COM            64118B100      292      9,300    SH    Defined      N/A          9,300
NCI, Inc.                         CL A           62886K104      283     12,300    SH    Defined      N/A         12,300
MYR Group, Inc.                   COM            55405W104      273     13,016    SH    Defined      N/A         13,016
Curtiss-Wright Corp.              COM            231561101      266      8,020    SH    Defined      N/A          8,020
Sirona Dental Systems Inc.        COM            82966C103      263      6,300    SH    Defined      N/A          6,300
ManTech International Corporation CL A           564563104      252      6,100    SH    Defined      N/A          6,100
comScore, Inc.                    COM            20564W105      246     11,000    SH    Defined      N/A         11,000
Power Integrations Inc.           COM            739276103      237      5,900    SH    Defined      N/A          5,900
Universal Display Corp.           COM            91347P105      230      7,500    SH    Defined      N/A          7,500
Thompson Creek Metals Co Inc.     COM            884768102      228     15,511    SH    Defined      N/A         15,511
Enernoc Inc.                      COM            292764107      218      9,120    SH    Defined      N/A          9,120
FEI Co.                           COM            30241L109      209      7,900    SH    Defined      N/A          7,900
Apogee Enterprises, Inc.          COM            037598109      202     15,000    SH    Defined      N/A         15,000
ICON plc                          SPONSORED ADR  45103T107      201      9,200    SH    Defined      N/A          9,200
Vitran Corp Inc.                  COM            92850E107      197     15,000    SH    Defined      N/A         15,000
Toreador Resources Corp.          COM            891050106      191     12,300    SH    Defined      N/A         12,300
American Superconductor
Corporation                       COM            030111108      189      6,600    SH    Defined      N/A          6,600
DTS Inc.                          COM            23335C101      186      3,800    SH    Defined      N/A          3,800
Belden, Inc.                      COM            074454106      184      5,000    SH    Defined      N/A          5,000
North American Palladium          COM            656912102      183     26,400    SH    Defined      N/A         26,400
Brinks Co.                        COM            109696101      183      6,800    SH    Defined      N/A          6,800
Cepheid                           COM            15670R107      180      7,900    SH    Defined      N/A          7,900
Acuity Brands, Inc.               COM            00508Y102      179      3,100    SH    Defined      N/A          3,100
Veeco Instruments Inc.            COM            922417100      174      4,050    SH    Defined      N/A          4,050
Valmont Industries, Inc.          COM            920253101      173      1,950    SH    Defined      N/A          1,950
Inspire Pharmaceuticals, Inc.     COM            457733103      169     20,100    SH    Defined      N/A         20,100
Nymox Pharmaceutical Corporation  COM            67076P102      166     23,600    SH    Defined      N/A         23,600
Texas Pacific Land Trust          SUB CTF PROP   882610108      164      4,500    SH    Defined      N/A          4,500
Maiden Holdings, Ltd.             SHS            G5753U112      163     20,760    SH    Defined      N/A         20,760
Rosetta Stone, Inc.               COM            777780107      161      7,600    SH    Defined      N/A          7,600
NeurogesX, Inc.                   COM            641252101      161     25,301    SH    Defined      N/A         25,301
Avanir Pharmaceuticals            CL A NEW       05348P401      159     39,000    SH    Defined      N/A         39,000
AMR Corporation                   COM            001765106      150     19,300    SH    Defined      N/A         19,300

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
LivePerson Inc.                   COM            538146101      148     13,100    SH    Defined      N/A         13,100
American Reprographics            COM            029263100      146     19,200    SH    Defined      N/A         19,200
AboveNet, Inc.                    COM            00374N107      141      2,410    SH    Defined      N/A          2,410
Liquidity Services, Inc.          COM            53635B107      141     10,000    SH    Defined      N/A         10,000
Iridium Communications Inc.       COM            46269C102      135     16,400    SH    Defined      N/A         16,400
NCI Building Systems Inc.         COM NEW        628852204      134      9,600    SH    Defined      N/A          9,600
Isis Pharmaceuticals, Inc.        COM            464330109      133     13,100    SH    Defined      N/A         13,100
Saia, Inc.                        COM            78709Y105      131      7,900    SH    Defined      N/A          7,900
GSE Systems Inc.                  COM            3622K106       130     36,000    SH    Defined      N/A         36,000
Optimer Pharmaceuticals, Inc.     COM            68401H104      129     11,400    SH    Defined      N/A         11,400
Cloud Peak Energy Inc.            COM            18911Q102      128      5,500    SH    Defined      N/A          5,500
Grubb & Ellis Company             COM PAR $      400095204      127    100,000    SH    Defined      N/A        100,000
Goodrich Petroleum Corp.          COM            382410405      123      7,000    SH    Defined      N/A          7,000
Petroleum Development Corporation COM            716578109      123      2,900    SH    Defined      N/A          2,900
CPI Corp.                         COM            125902106      117      5,200    SH    Defined      N/A          5,200
MF Global Holdings Ltd.           COM            55277J108      117     14,000    SH    Defined      N/A         14,000
Global Power Equipment Group Inc. COM PAR $      37941P207      116      5,000    SH    Defined      N/A          5,000
KVH Industries Inc.               COM            482738101      108      9,000    SH    Defined      N/A          9,000
La-Z-Boy Inc.                     COM            505336107      106     11,700    SH    Defined      N/A         11,700
Orbital Sciences Corp.            COM            685564106      103      6,000    SH    Defined      N/A          6,000
Synaptics Inc.                    COM            87157D109       97      3,300    SH    Defined      N/A          3,300
Aegean Marine Petroleum Network
Inc.                              SHS            Y0017S102       96      9,200    SH    Defined      N/A          9,200
Online Resources Corp.            COM            68273G101       94     20,200    SH    Defined      N/A         20,200
TNS Inc.                          COM            872960109       92      4,400    SH    Defined      N/A          4,400
Japan Smaller Capitalization Fund
Inc.                              COM            47109U104       90     10,000    SH    Defined      N/A         10,000
Venoco, Inc.                      COM            92275P307       89      4,800    SH    Defined      N/A          4,800
Netspend Holdings, Inc.           COM            64118V106       86      6,700    SH    Defined      N/A          6,700
Silicon Motion Technology Corp.   SPONSORED ADR  82706C108       84     19,700    SH    Defined      N/A         19,700
Seattle Genetics Inc.             COM            812578102       82      5,500    SH    Defined      N/A          5,500
Peregrine Pharmaceuticals Inc.    COM NEW        713661304       77     33,500    SH    Defined      N/A         33,500
TiVo Inc.                         COM            888706108       77      8,900    SH    Defined      N/A          8,900
DigitalGlobe, Inc.                COM NEW        25389M877       76      2,400    SH    Defined      N/A          2,400
Lexicon Pharmaceuticals, Inc.     COM            528872104       49     34,000    SH    Defined      N/A         34,000
Princeton Review Inc.             COM            742352107       22     19,000    SH    Defined      N/A         19,000
Nobel Learning Communities Inc.   COM            654889104   13,049  1,768,213    SH    Defined      N/A      1,768,213
AtriCure, Inc.                    COM            04963C209   10,544  1,026,721    SH    Defined      N/A      1,026,721
National American University
Holdings, Inc.                    COM            63245Q105   14,676  1,999,449    SH    Defined      N/A      1,999,449
CIBT Education Group              COM            17163Y102    4,576 10,894,558    SH    Defined      N/A     10,894,558
Primo Water Corporation           COM            74165N105    8,427    593,042    SH    Defined      N/A        593,042
RealPage, Inc.                    COM            75606N109   58,308  1,885,162    SH    Defined      N/A      1,885,162